Revenue Contract costs, assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 01, 2018
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Liability, Current	$ 31,012		$ 31,012		$ 30,108
Contract with Customer, Liability	27,200	$ 23,300	27,200	$ 23,300	$ 26,400	$ 29,500
Contract with customer, liability, revenue recognized	$ 20,400	$ 20,500	$ 26,400	$ 28,900